Vanguard® Target Maturity 2035 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.1%)
Communications (8.7%)
	Alphabet Inc.	4.500%	5/15/2035	39	38
	Alphabet Inc.	4.700%	11/15/2035	109	107
	America Movil SAB de CV	6.375%	3/1/2035	31	33
	AT&T Inc.	4.500%	5/15/2035	66	62
	AT&T Inc.	5.375%	8/15/2035	54	54
	AT&T Inc.	4.900%	11/1/2035	36	35
	Charter Communications Operating LLC	6.384%	10/23/2035	62	62
	Charter Communications Operating LLC	5.850%	12/1/2035	40	39
	Comcast Corp.	5.300%	5/15/2035	9	9
	Comcast Corp.	5.650%	6/15/2035	48	49
	Comcast Corp.	4.400%	8/15/2035	38	35
	Expedia Group Inc.	5.400%	2/15/2035	29	29
	Meta Platforms Inc.	4.875%	11/15/2035	201	196
	T-Mobile USA Inc.	4.700%	1/15/2035	31	30
	T-Mobile USA Inc.	5.300%	5/15/2035	23	23
	T-Mobile USA Inc.	4.950%	11/15/2035	42	41
	Uber Technologies Inc.	4.800%	9/15/2035	42	41
	Verizon Communications Inc.	4.780%	2/15/2035	71	68
	Verizon Communications Inc.	5.250%	4/2/2035	69	69
	Walt Disney Co.	6.400%	12/15/2035	30	33
					1,053
Consumer Discretionary (5.8%)
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	36	37
	Amazon.com Inc.	4.650%	11/20/2035	112	109
	American Honda Finance Corp.	5.200%	3/5/2035	23	23
	AutoNation Inc.	5.890%	3/15/2035	10	10
[1]	Cornell University	4.733%	6/15/2035	12	12
	DR Horton Inc.	5.500%	10/15/2035	16	16
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	29	30
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	41	40
	General Motors Co.	5.000%	4/1/2035	7	7
	General Motors Financial Co. Inc.	5.900%	1/7/2035	36	37
	General Motors Financial Co. Inc.	6.150%	7/15/2035	54	56
	Home Depot Inc.	4.650%	9/15/2035	37	36
	Honda Motor Co. Ltd.	5.337%	7/8/2035	23	23
	Lowe's Cos. Inc.	4.850%	10/15/2035	32	31
	Marriott International Inc.	5.350%	3/15/2035	22	22
	Marriott International Inc.	5.250%	10/15/2035	33	33
	McDonald's Corp.	4.950%	3/3/2035	21	21
[1]	McDonald's Corp.	4.700%	12/9/2035	25	25
	Meritage Homes Corp.	5.650%	3/15/2035	14	14
	Northwestern University	4.940%	12/1/2035	21	21
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	21	21
	Tapestry Inc.	5.500%	3/11/2035	18	18
	Toll Brothers Finance Corp.	5.600%	6/15/2035	19	19
	Toyota Motor Corp.	5.053%	6/30/2035	12	12
	Toyota Motor Credit Corp.	5.350%	1/9/2035	31	32
					705
Consumer Staples (5.2%)
	Altria Group Inc.	5.625%	2/6/2035	24	25
	Altria Group Inc.	5.250%	8/6/2035	12	12
	BAT Capital Corp.	5.625%	8/15/2035	31	32
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	15	15
	Campbell's Co.	4.750%	3/23/2035	28	26
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	16	16
	Conagra Brands Inc.	5.750%	8/1/2035	10	10
	Constellation Brands Inc.	4.950%	11/1/2035	21	20
	Diageo Investment Corp.	5.625%	4/15/2035	18	19
	Flowers Foods Inc.	5.750%	3/15/2035	12	12
	General Mills Inc.	5.250%	1/30/2035	29	29
	Hershey Co.	5.100%	2/24/2035	12	12

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	4.250%	3/15/2035	15	14
	JBS NV	5.950%	4/20/2035	31	32
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	21	21
	Kraft Heinz Foods Co.	5.400%	3/15/2035	12	12
	Kraft Heinz Foods Co.	5.000%	7/15/2035	25	24
	PepsiCo Inc.	5.000%	2/7/2035	31	31
	PepsiCo Inc.	5.000%	7/23/2035	45	45
	Philip Morris International Inc.	4.875%	4/30/2035	19	19
	Philip Morris International Inc.	4.625%	10/29/2035	20	19
	Procter & Gamble Co.	4.600%	5/1/2035	13	13
	Procter & Gamble Co.	4.350%	11/3/2035	16	15
	Reynolds American Inc.	5.700%	8/15/2035	18	19
	Sysco Corp.	5.400%	3/23/2035	13	13
	Target Corp.	5.000%	4/15/2035	37	37
	Walmart Inc.	4.900%	4/28/2035	52	52
	Walmart Inc.	5.250%	9/1/2035	31	32
					626
Energy (7.3%)
	Cheniere Energy Partners LP	5.550%	10/30/2035	26	26
	Chevron USA Inc.	4.980%	4/15/2035	34	34
	Chevron USA Inc.	4.850%	10/15/2035	23	23
	ConocoPhillips Co.	5.000%	1/15/2035	37	37
	Diamondback Energy Inc.	5.550%	4/1/2035	37	38
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	16	16
	Enbridge Inc.	5.550%	6/20/2035	39	40
	Enbridge Inc.	5.200%	11/20/2035	10	10
	Energy Transfer LP	4.900%	3/15/2035	12	12
	Energy Transfer LP	5.700%	4/1/2035	47	48
	Enterprise Products Operating LLC	4.950%	2/15/2035	40	40
	EOG Resources Inc.	3.900%	4/1/2035	12	11
	Expand Energy Corp.	5.700%	1/15/2035	29	29
	Halliburton Co.	4.850%	11/15/2035	35	34
	HF Sinclair Corp.	6.250%	1/15/2035	28	29
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	21	22
	Kinder Morgan Inc.	5.850%	6/1/2035	13	14
	Marathon Petroleum Corp.	5.700%	3/1/2035	23	24
	MPLX LP	5.400%	4/1/2035	23	23
	MPLX LP	5.400%	9/15/2035	60	60
	ONEOK Inc.	5.400%	10/15/2035	25	25
	Phillips 66 Co.	4.950%	3/15/2035	14	14
	Plains All American Pipeline LP	5.950%	6/15/2035	31	32
[1]	Shell Finance US Inc.	4.125%	5/11/2035	32	30
	Targa Resources Corp.	5.500%	2/15/2035	38	38
	Targa Resources Corp.	5.550%	8/15/2035	26	26
	Viper Energy Partners LLC	5.700%	8/1/2035	29	29
	Western Midstream Operating LP	5.500%	12/15/2035	24	24
	Williams Cos. Inc.	5.600%	3/15/2035	41	42
	Williams Cos. Inc.	5.300%	9/30/2035	18	18
	Woodside Finance Ltd.	6.000%	5/19/2035	34	35
					883
Financials (30.8%)
	AerCap Ireland Capital DAC	5.000%	11/15/2035	22	21
	Allstate Corp.	5.550%	5/9/2035	19	20
	American Express Co.	5.442%	1/30/2036	12	12
	American Express Co.	5.667%	4/25/2036	46	48
	American Express Co.	4.804%	10/24/2036	95	92
	American International Group Inc.	3.875%	1/15/2035	15	14
	American International Group Inc.	5.450%	5/7/2035	15	15
	American National Group Inc.	6.000%	7/15/2035	16	16
	Ameriprise Financial Inc.	5.200%	4/15/2035	23	23
	Apollo Global Management Inc.	5.150%	8/12/2035	26	25
	Arthur J Gallagher & Co.	5.150%	2/15/2035	52	52
	Banco Santander SA	6.033%	1/17/2035	25	26
	Banco Santander SA	5.127%	11/6/2035	44	43
	Bank of America Corp.	5.511%	1/24/2036	89	91
	Bank of America Corp.	5.744%	2/12/2036	105	107
	Bank of America Corp.	5.464%	5/9/2036	49	50
	Bank of New York Mellon Corp.	5.316%	6/6/2036	20	20
	Barclays plc	5.785%	2/25/2036	59	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BlackRock Funding Inc.	4.900%	1/8/2035	18	18
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	18	18
	Brown & Brown Inc.	5.550%	6/23/2035	26	26
	Capital One Financial Corp.	6.183%	1/30/2036	58	59
	Capital One Financial Corp.	5.197%	9/11/2036	42	41
	Carlyle Group Inc.	5.050%	9/19/2035	29	28
	Charles Schwab Corp.	4.914%	11/14/2036	25	24
	Chubb INA Holdings LLC	4.900%	8/15/2035	44	43
	Citigroup Inc.	6.020%	1/24/2036	95	98
[1]	Citigroup Inc.	5.333%	3/27/2036	53	53
	Citigroup Inc.	5.174%	9/11/2036	110	109
	CNA Financial Corp.	5.200%	8/15/2035	20	20
	GATX Corp.	5.500%	6/15/2035	18	18
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	33	32
	Global Payments Inc.	5.550%	11/15/2035	49	48
	Goldman Sachs Group Inc.	5.536%	1/28/2036	87	88
	Goldman Sachs Group Inc.	4.939%	10/21/2036	114	111
	Hanover Insurance Group Inc.	5.500%	9/1/2035	12	12
	HSBC Holdings plc	5.450%	3/3/2036	76	77
	HSBC Holdings plc	5.790%	5/13/2036	39	40
	HSBC Holdings plc	5.741%	9/10/2036	76	77
	HSBC Holdings plc	5.133%	11/6/2036	55	54
	ING Groep NV	5.525%	3/25/2036	36	37
	JPMorgan Chase & Co.	5.502%	1/24/2036	60	61
	JPMorgan Chase & Co.	5.572%	4/22/2036	71	73
	JPMorgan Chase & Co.	5.576%	7/23/2036	103	105
	JPMorgan Chase & Co.	4.810%	10/22/2036	123	120
	KKR & Co. Inc.	5.100%	8/7/2035	23	22
	Lincoln National Corp.	5.350%	11/15/2035	12	12
	Lloyds Banking Group plc	6.068%	6/13/2036	38	39
	Lloyds Banking Group plc	4.943%	11/4/2036	38	37
	LPL Holdings Inc.	5.650%	3/15/2035	20	20
	LPL Holdings Inc.	5.750%	6/15/2035	15	15
[1]	M&T Bank Corp.	5.385%	1/16/2036	26	26
	Manulife Financial Corp.	4.986%	12/11/2035	26	26
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	56	56
	Mastercard Inc.	4.550%	1/15/2035	40	39
	MetLife Inc.	5.700%	6/15/2035	33	34
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	8	8
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	68	70
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	38	38
	Mizuho Financial Group Inc.	5.422%	5/13/2036	29	29
	Mizuho Financial Group Inc.	5.323%	7/8/2036	30	30
	Morgan Stanley	5.587%	1/18/2036	124	127
	Morgan Stanley	5.664%	4/17/2036	72	74
[1]	Morgan Stanley	4.892%	10/22/2036	77	75
	Nomura Holdings Inc.	5.491%	6/29/2035	10	10
	ORIX Corp.	5.400%	2/25/2035	16	16
	PayPal Holdings Inc.	5.100%	4/1/2035	24	24
	PNC Financial Services Group Inc.	5.575%	1/29/2036	57	58
	PNC Financial Services Group Inc.	5.373%	7/21/2036	40	40
	Prudential Financial Inc.	5.200%	3/14/2035	29	29
	Raymond James Financial Inc.	4.900%	9/11/2035	26	25
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	12	12
	Santander UK Group Holdings plc	5.136%	9/22/2036	25	24
	State Street Corp.	5.146%	2/28/2036	21	21
	State Street Corp.	4.784%	10/23/2036	33	32
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	42	43
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	16	16
	Synchrony Financial	6.000%	7/29/2036	18	18
	Toronto-Dominion Bank	4.928%	10/15/2035	44	43
	Travelers Cos. Inc.	5.050%	7/24/2035	19	19
[1]	Truist Financial Corp.	4.964%	10/23/2036	44	43
	US Bancorp	5.424%	2/12/2036	34	35
	Visa Inc.	4.150%	12/14/2035	40	38
	Wachovia Corp.	5.500%	8/1/2035	42	42
	Wells Fargo & Co.	5.605%	4/23/2036	72	74
	Wells Fargo & Co.	4.892%	9/15/2036	63	62
					3,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (10.7%)
	AbbVie Inc.	4.550%	3/15/2035	85	82
	AbbVie Inc.	5.200%	3/15/2035	23	23
	AbbVie Inc.	4.500%	5/14/2035	59	57
[1]	Ascension Health	4.923%	11/15/2035	30	30
	Baxter International Inc.	5.650%	12/15/2035	29	29
	Biogen Inc.	5.750%	5/15/2035	15	16
	Cencora Inc.	5.150%	2/15/2035	16	16
[1]	CommonSpirit Health	4.975%	9/1/2035	21	20
	CVS Health Corp.	4.875%	7/20/2035	38	37
	CVS Health Corp.	5.450%	9/15/2035	35	35
	Elevance Health Inc.	5.200%	2/15/2035	43	43
	Eli Lilly & Co.	5.100%	2/12/2035	45	46
	Eli Lilly & Co.	4.900%	10/15/2035	29	29
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	31	32
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	21	20
	Gilead Sciences Inc.	5.100%	6/15/2035	28	28
	Gilead Sciences Inc.	4.600%	9/1/2035	30	29
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	29	29
	HCA Inc.	5.750%	3/1/2035	35	36
	HCA Inc.	4.900%	11/15/2035	44	43
	Humana Inc.	5.550%	5/1/2035	29	29
	Johnson & Johnson	5.000%	3/1/2035	33	34
	McKesson Corp.	5.250%	5/30/2035	16	16
	Medtronic Inc.	4.375%	3/15/2035	66	63
	Merck & Co. Inc.	4.950%	9/15/2035	41	41
	Merck & Co. Inc.	4.750%	12/4/2035	65	64
	Novartis Capital Corp.	4.600%	11/5/2035	24	23
	Pfizer Inc.	4.875%	11/15/2035	36	36
	Royalty Pharma plc	5.200%	9/25/2035	33	33
	Stryker Corp.	5.200%	2/10/2035	36	36
[1]	Sutter Health	5.537%	8/15/2035	26	27
	Takeda US Financing Inc.	5.200%	7/7/2035	57	57
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	29	28
	UnitedHealth Group Inc.	5.300%	6/15/2035	38	39
	UnitedHealth Group Inc.	4.625%	7/15/2035	29	28
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	19	19
	Zoetis Inc.	5.000%	8/17/2035	37	37
					1,290
Industrials (5.1%)
	3M Co.	5.150%	3/15/2035	13	13
	Amphenol Corp.	5.000%	1/15/2035	21	21
	Boeing Co.	3.250%	2/1/2035	18	16
	Canadian Pacific Railway Co.	5.200%	3/30/2035	17	17
	Caterpillar Inc.	5.200%	5/15/2035	58	59
	CSX Corp.	5.050%	6/15/2035	23	23
	Cummins Inc.	5.300%	5/9/2035	33	34
	Deere & Co.	5.450%	1/16/2035	44	46
	Embraer Netherlands Finance BV	5.980%	2/11/2035	20	21
	Emerson Electric Co.	5.000%	3/15/2035	21	21
	General Dynamics Corp.	4.950%	8/15/2035	18	18
	Honeywell International Inc.	5.000%	3/1/2035	12	12
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	21	22
	Lockheed Martin Corp.	3.600%	3/1/2035	12	11
	Lockheed Martin Corp.	5.000%	8/15/2035	22	22
	Northrop Grumman Corp.	5.250%	7/15/2035	10	10
	Otis Worldwide Corp.	5.131%	9/4/2035	10	10
	Republic Services Inc.	5.150%	3/15/2035	16	16
	Southwest Airlines Co.	5.250%	11/15/2035	24	23
	Textron Inc.	5.500%	5/15/2035	21	21
	Union Pacific Corp.	5.100%	2/20/2035	32	32
	United Parcel Service Inc.	5.250%	5/14/2035	44	45
	Waste Connections Inc.	5.250%	9/1/2035	21	21
	Waste Management Inc.	4.950%	3/15/2035	52	52
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	29	30
					616
Materials (3.6%)
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	29	29
	Amrize Finance US LLC	5.400%	4/7/2035	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	44	45
	Carlisle Cos. Inc.	5.250%	9/15/2035	12	12
	CF Industries Inc.	5.300%	11/26/2035	26	26
	CRH America Finance Inc.	5.500%	1/9/2035	38	39
	Ecolab Inc.	5.000%	9/1/2035	21	21
	Gerdau Trade Inc.	5.750%	6/9/2035	20	20
	LYB International Finance III LLC	6.150%	5/15/2035	21	22
	Nucor Corp.	5.100%	6/1/2035	10	10
	Packaging Corp. of America	5.200%	8/15/2035	12	12
	Rio Tinto Finance USA plc	5.250%	3/14/2035	50	51
	Sherwin-Williams Co.	5.150%	8/15/2035	19	19
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	22	22
	Southern Copper Corp.	7.500%	7/27/2035	31	36
	Steel Dynamics Inc.	5.250%	5/15/2035	18	18
	Westlake Corp.	5.550%	11/15/2035	24	24
					431
Real Estate (3.3%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	18	17
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	15	15
	American Homes 4 Rent LP	5.250%	3/15/2035	12	12
	American Tower Corp.	5.400%	1/31/2035	14	14
	American Tower Corp.	5.350%	3/15/2035	22	22
	Boston Properties LP	5.750%	1/15/2035	26	26
	CBRE Services Inc.	5.500%	6/15/2035	12	12
	Extra Space Storage LP	5.400%	6/15/2035	20	20
	Healthpeak OP LLC	5.375%	2/15/2035	21	21
	Host Hotels & Resorts LP	5.500%	4/15/2035	16	16
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	12	12
	Kimco Realty OP LLC	4.850%	3/1/2035	12	12
	Prologis LP	5.000%	1/31/2035	16	16
	Prologis LP	5.250%	5/15/2035	34	34
	Public Storage Operating Co.	5.000%	12/15/2035	12	12
	Realty Income Corp.	5.125%	4/15/2035	16	16
	Simon Property Group LP	5.125%	10/1/2035	24	24
	Ventas Realty LP	5.000%	1/15/2035	23	23
	VICI Properties LP	5.625%	4/1/2035	33	33
	Welltower OP LLC	5.125%	7/1/2035	44	44
					401
Technology (9.7%)
	Adobe Inc.	5.300%	1/17/2035	21	21
	Apple Inc.	4.750%	5/12/2035	18	18
	Applied Materials Inc.	5.100%	10/1/2035	12	12
	Autodesk Inc.	5.300%	6/15/2035	21	21
	Booz Allen Hamilton Inc.	5.950%	4/15/2035	24	24
	Broadcom Inc.	5.200%	7/15/2035	58	58
[2]	Broadcom Inc.	3.137%	11/15/2035	131	111
	Cisco Systems Inc.	5.100%	2/24/2035	44	45
	Dell International LLC	4.850%	2/1/2035	47	46
	Dell International LLC	5.500%	4/1/2035	15	15
	Fiserv Inc.	5.250%	8/11/2035	25	24
	Flex Ltd.	5.375%	11/13/2035	14	14
	Hewlett Packard Enterprise Co.	6.200%	10/15/2035	18	19
	HP Inc.	6.100%	4/25/2035	21	22
[1]	International Business Machines Corp.	5.200%	2/10/2035	33	33
	J Paul Getty Trust	4.905%	4/1/2035	14	14
	Leidos Inc.	5.500%	3/15/2035	21	21
	Marvell Technology Inc.	5.450%	7/15/2035	10	10
	Microsoft Corp.	3.500%	2/12/2035	39	36
	Microsoft Corp.	4.200%	11/3/2035	24	23
	Motorola Solutions Inc.	5.550%	8/15/2035	23	23
	MSCI Inc.	5.250%	9/1/2035	33	32
	NetApp Inc.	5.700%	3/17/2035	25	26
	NXP BV	5.250%	8/19/2035	16	16
	Oracle Corp.	3.900%	5/15/2035	47	40
	Oracle Corp.	5.500%	8/3/2035	87	83
	Oracle Corp.	5.200%	9/26/2035	85	80
	Paychex Inc.	5.600%	4/15/2035	43	44
	QUALCOMM Inc.	4.650%	5/20/2035	23	23
	QUALCOMM Inc.	5.000%	5/20/2035	21	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quanta Services Inc.	5.100%	8/9/2035	10	10
	RELX Capital Inc.	5.250%	3/27/2035	29	29
	Roper Technologies Inc.	5.100%	9/15/2035	25	24
	Synopsys Inc.	5.150%	4/1/2035	80	80
	TD SYNNEX Corp.	5.300%	10/10/2035	14	14
	Texas Instruments Inc.	5.100%	5/23/2035	21	21
	Verisk Analytics Inc.	5.250%	3/15/2035	27	27
					1,180
Utilities (7.9%)
	Alabama Power Co.	5.100%	4/2/2035	36	36
	Ameren Corp.	5.375%	3/15/2035	34	34
	American Water Capital Corp.	5.250%	3/1/2035	19	19
[1]	Atmos Energy Corp.	5.200%	8/15/2035	16	16
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	25	26
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	12	12
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	28	28
	Consumers Energy Co.	5.050%	5/15/2035	17	17
	Dominion Energy Inc.	5.450%	3/15/2035	27	28
[1]	Dominion Energy Inc.	5.950%	6/15/2035	12	13
	DTE Electric Co.	5.250%	5/15/2035	16	16
	DTE Energy Co.	5.050%	10/1/2035	29	29
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	16	16
	Duke Energy Corp.	4.950%	9/15/2035	53	52
	Duke Energy Florida LLC	4.850%	12/1/2035	14	14
	Duke Energy Progress LLC	5.050%	3/15/2035	20	20
	Entergy Texas Inc.	5.250%	4/15/2035	21	21
	Essential Utilities Inc.	5.250%	8/15/2035	20	20
	Evergy Kansas Central Inc.	5.250%	3/15/2035	22	22
	Exelon Corp.	5.625%	6/15/2035	12	12
	Georgia Power Co.	5.200%	3/15/2035	16	16
	Interstate Power & Light Co.	5.600%	6/29/2035	14	14
	Jersey Central Power & Light Co.	5.100%	1/15/2035	27	27
	National Fuel Gas Co.	5.950%	3/15/2035	12	12
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	26	26
	NiSource Inc.	5.350%	7/15/2035	28	28
	Northern States Power Co.	5.050%	5/15/2035	14	14
	NSTAR Electric Co.	5.200%	3/1/2035	16	16
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	25	26
	Pacific Gas & Electric Co.	5.700%	3/1/2035	25	25
	Pacific Gas & Electric Co.	6.000%	8/15/2035	27	28
	PECO Energy Co.	4.875%	9/15/2035	19	19
	Public Service Co. of Colorado	5.150%	9/15/2035	19	19
	Public Service Co. of Oklahoma	5.200%	1/15/2035	14	14
	Puget Energy Inc.	5.725%	3/15/2035	14	14
	San Diego Gas & Electric Co.	5.400%	4/15/2035	20	20
	Southern California Edison Co.	5.450%	3/1/2035	24	24
	Southern California Gas Co.	5.450%	6/15/2035	20	21
	Southern Co.	4.850%	3/15/2035	20	20
[1]	Southern Power Co.	4.900%	10/1/2035	11	11
	Southwestern Public Service Co.	5.300%	5/15/2035	26	26
	Tampa Electric Co.	5.150%	3/1/2035	14	14
	Union Electric Co.	5.250%	4/15/2035	10	10
	Virginia Electric & Power Co.	5.150%	3/15/2035	21	21
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	28	27
	Xcel Energy Inc.	5.600%	4/15/2035	18	18
					961
Total Corporate Bonds (Cost $11,852)					11,872

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3]	Vanguard Market Liquidity Fund (Cost $24)	3.682%	247	25
Total Investments (98.3%) (Cost $11,876)				11,897
Other Assets and Liabilities—Net (1.7%)				207
Net Assets (100%)				12,104

Cost is in $000.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $111, representing 0.9% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	11,872	—	11,872
Temporary Cash Investments	25	—	—	25
Total	25	11,872	—	11,897